Convertible Debentures - Disclosure of convertible debenture values and conversion prices (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance	$ 5,596,000
Shares issued on conversion	1,703,240
Converted Amount	$ (5,596,000)
Outstanding, Closing balance	0	$ 5,596,000
17-May-17 [Member]
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance	$ 1,900,000
Conversion Price	$ 4.55	$ 4.55
Shares issued on conversion	417,582	417,582
Converted Amount	$ (1,900,000)	$ (1,900,000)
Outstanding, Closing balance	0	$ 1,900,000
31-May-17 [Member]
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance	$ 250,000
Conversion Price	$ 4.55	$ 4.55
Shares issued on conversion	54,945	54,945
Converted Amount	$ (250,000)	$ (250,000)
Outstanding, Closing balance	0	$ 250,000
25-Sep-17 [Member]
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance	$ 1,476,000
Conversion Price	$ 2.8	$ 2.8
Shares issued on conversion	527,143	527,143
Converted Amount	$ (1,476,000)	$ (1,476,000)
Outstanding, Closing balance	0	$ 1,476,000
12-Oct-17 [Member]
Disclosure of convertible debentures [Line Items]
Outstanding, Opening balance	$ 1,970,000
Conversion Price	$ 2.8	$ 2.8
Shares issued on conversion	703,570	703,570
Converted Amount	$ (1,970,000)	$ (1,970,000)
Outstanding, Closing balance	$ 0	$ 1,970,000